Derivative Instruments and Hedging Activities (Details)	Mar. 31, 2016 EUR (€) MMBTU MW t lb	Dec. 31, 2015 EUR (€) MMBTU T MW t lb	Dec. 31, 2014 EUR (€) MMBTU T MW t lb
Commodity Contract [Member] | Nickel [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives	99,400	164,800	259,300
Commodity Contract [Member] | Natural Gas [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | MMBTU	31,907,500	36,972,500	33,992,500
Commodity Contract [Member] | Zinc [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives	41,634,300	54,173,800	61,800,000
Commodity Contract [Member] | Iron Ore [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | t	2,260,000	2,795,000	2,335,000
Commodity Contract [Member] | Electricity [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | MW	1,098,000	1,386,400	1,182,800
Commodity Contract [Member] | Hot Roll Carbon Steel Coils [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | T		0	15,000
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount | €	€ 32,125,000	€ 55,500,000	€ 23,675,000